UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues:
Total revenues	$ 46,235	$ 40,459	$ 131,481	$ 111,072
Cost of goods:
Total cost of goods	34,634	31,978	99,101	87,541
Gross profit	11,601	8,481	32,380	23,531
Operating expenses:
Research and development, net	323	326	887	946
Selling and marketing	1,993	1,994	6,106	5,647
General and administrative	4,025	2,715	11,522	8,940
Other income	0	0	0	(390)
Total operating expenses	6,341	5,035	18,515	15,143
Operating income	5,260	3,446	13,865	8,388
Interest expenses	(176)	(420)	(835)	(1,183)
Other financial income (expenses), net	206	(315)	(293)	(308)
Income before taxes on income (taxes benefit)	5,290	2,711	12,737	6,897
Provision for taxes on income (taxes benefit)	821	15	1,624	(94)
Profit before share of equity investment	4,469	2,696	11,113	6,991
Share in profits of equity investment of affiliated companies	372	169	983	601
Net income	$ 4,841	$ 2,865	$ 12,096	$ 7,592
Earnings per share basic	$ 0.37	$ 0.27	$ 1.03	$ 0.73
Earnings per share diluted	$ 0.37	$ 0.26	$ 1.02	$ 0.69
Weighted average number of shares outstanding
Weighted average shares outstanding - basic	12,911,050	10,609,867	11,776,747	10,462,012
Weighted average shares outstanding - diluted	13,078,467	10,829,749	11,904,044	11,055,263
Products [Member]
Revenues:
Total revenues	$ 12,617	$ 12,164	$ 37,804	$ 35,831
Cost of goods:
Total cost of goods	9,170	8,535	26,613	25,194
Services [Member]
Revenues:
Total revenues	33,618	28,295	93,677	75,241
Cost of goods:
Total cost of goods	$ 25,464	$ 23,443	$ 72,488	$ 62,347